Restructuring - Canadian Restructuring Plan - Charges Incurred (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost and Reserve [Line Items]
Total			$ 4,830	$ 9,667	$ 8,261
Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Total	$ 30		707
Facility consolidation | Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments			596	3,799	8,694
Labor expense		$ 279	682	1,751	503
Consulting and legal fees		48	192	225	314
Other expense	5	717	1,118	2,126	116
Rent and related charges		639	1,535	584
Gain on sale of building					(6,104)
Severance	$ 30	$ 49	$ 707	617
Exit of certain lines of business | Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments				535	1,152
Gain on disposal of assets				(458)	837
Other expense				$ 488
Severance					$ 2,749